Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Disclosure of Cost of Sale

	12.31.2018	12.31.2017	12.31.2016
Net revenue
Cement, masonry cement and lime – Argentina	16,282,614,057	11,649,136,962	8,314,392,402
Cement – Paraguay	1,959,634,979	1,152,606,929	—
Concrete	3,657,338,674	1,903,346,280	1,044,559,627
Railroad	2,136,181,737	1,608,080,671	1,223,681,686
Aggregates	334,206,557	261,292,612	189,491,197
Others	117,898,203	133,109,926	75,636,911
Eliminations	(2,325,008,399)	(1,421,038,454)	(973,318,615)

Subtotal	22,162,865,808	15,286,534,926	9,874,443,208

Reconciliation - Effect from restatement in constant currency	4,644,065,716	9,552,077,957	9,459,945,909

Total	26,806,931,524	24,838,612,883	19,334,389,117

Cost of sales
Cement, masonry cement and lime - Argentina	10,619,291,608	7,986,358,455	6,045,620,325
Cement – Paraguay	1,379,208,675	803,220,686	—
Concrete	3,421,580,967	1,795,052,472	968,360,040
Railroad	1,913,366,156	1,352,375,734	1,011,559,523
Aggregates	360,465,602	266,721,854	176,603,548
Others	67,056,625	67,374,539	35,697,635
Eliminations	(2,325,008,399)	(1,421,038,454)	(973,318,615)

Subtotal	15,435,961,234	10,850,065,286	7,264,522,456

Reconciliation - Effect from restatement in constant currency	4,546,832,818	7,659,874,517	7,889,653,018

Total	19,982,794,052	18,509,939,802	15,154,175,474

Selling, administrative expenses and other gains and losses
Cement, masonry cement and lime - Argentina	1,084,762,773	850,722,982	726,012,191
Cement – Paraguay	64,315,992	43,633,705	—
Concrete	117,877,891	77,974,017	49,143,560
Railroad	149,809,534	105,192,391	(4,235,303)
Aggregates	(4,173,225)	4,411,761	5,217,097
Others	39,610,163	38,471,541	29,341,972

Subtotal	1,452,203,128	1,120,406,397	805,479,517

Reconciliation - Effect from restatement in constant currency	372,617,951	732,311,020	819,667,182

Total	1,824,821,079	1,852,717,417	1,625,146,699

Depreciation and amortization
Cement, masonry cement and lime - Argentina	415,892,004	342,614,418	432,545,694
Cement - Paraguay	279,997,274	170,931,104	—
Concrete	32,222,290	24,544,240	12,492,535
Railroad	137,274,165	74,821,293	54,995,174
Aggregates	24,139,262	10,505,708	7,115,732
Others	2,669,087	2,463,945	1,924,745

Subtotal	892,194,082	625,880,708	509,073,880

Reconciliation - Effect from restatement in constant currency	1,229,195,797	1,116,496,197	466,523,151

Total	2,121,389,879	1,742,376,905	975,597,031

Net revenue less cost of sales, selling, administrative expenses and other gains and losses
Cement, masonry cement and lime - Argentina	4,578,559,676	2,812,055,527	1,542,759,886
Cement - Paraguay	516,110,312	305,752,538	—
Concrete	117,879,816	30,319,791	27,056,027
Railroad	73,006,047	150,512,546	216,357,466
Aggregates	(22,085,820)	(9,841,002)	7,670,552
Others	11,231,415	27,263,846	10,597,304

Subtotal	5,274,701,446	3,316,063,246	1,804,441,235

Reconciliation - Effect from restatement in constant currency	(275,385,053)	1,159,892,418	750,625,710

Total	4,999,316,393	4,475,955,664	2,555,066,945
Reconciling items:
Share of profit (loss) of associates	—	—	76,243,433
Tax on debits and credits to banks accounts	(254,200,939)	(304,817,393)	(277,325,855)
Finance costs, net	(1,662,578,414)	(271,396,125)	(417,358,381)
Income tax expense	(1,131,955,333)	(221,946,197)	(649,823,084)

Total	1,950,581,707	3,677,795,949	1,286,803,058

Disclosure of Expenses

The detail of production expenses is as follows:

	12.31.2018	12.31.2017	12.31.2016
Fees and compensation for services	338,361,431	240,188,021	93,169,996
Salaries, wages and social security charges	3,378,324,270	3,394,584,722	2,920,013,396
Transport and travelling expenses	154,985,074	143,049,709	115,920,422
Data processing	16,022,004	13,462,402	10,071,056
Taxes, contributions and commissions	297,520,458	273,981,570	235,008,269
Depreciation	2,168,377,652	1,778,059,159	1,745,929,546
Preservation and maintenance costs	1,925,898,405	2,026,701,131	1,718,296,176
Communications	17,380,962	16,139,712	16,348,437
Leases	50,627,223	40,083,823	46,386,600
Employee benefits	73,886,824	78,909,050	64,774,031
Water, natural gas and energy services	5,864,370	6,011,499	5,242,619
Freight	1,741,333,971	1,756,121,044	865,177,629
Thermal energy	3,174,560,678	2,468,858,624	2,332,106,394
Insurance	42,604,268	37,350,338	38,288,531
Packaging	711,820,053	607,452,248	683,413,507
Electrical power	2,038,236,493	1,562,375,458	1,507,985,880
Contractors	1,490,539,443	1,203,451,827	1,101,169,172
Tolls	3,981,497	7,366,963	19,973,426
Canon (Concession fee)	18,081,077	18,256,120	17,725,138
Security	118,815,399	130,126,322	114,647,519
Others	228,022,708	261,092,583	218,399,693

Total	17,995,244,260	16,063,622,325	13,870,047,437